UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust – Monthly Income Funds
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Capital Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

Item 1: Report(s) to Shareholders.

Schwab ® Monthly Income Funds

Semiannual Report
June 30, 2009

Schwab® Monthly Income Fund - Moderate Payout

Schwab® Monthly Income Fund - Enhanced Payout

Schwab® Monthly Income Fund - Maximum Payout

This page is intentionally left blank.

Schwab® Monthly Income Funds

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab® Monthly Income Fund - Moderate Payout (Ticker Symbol: SWJRX)	3.51%

Benchmark: Moderate Payout Composite Index	2.81%
Fund Category: Morningstar Conservative Allocation	6.84%

Performance Details	pages 6-7

Schwab® Monthly Income Fund - Enhanced Payout (Ticker Symbol: SWKRX)	3.38%

Benchmark: Enhanced Payout Composite Index	2.53%
Fund Category: Morningstar Conservative Allocation	6.84%

Performance Details	pages 8-9

Schwab® Monthly Income Fund - Maximum Payout (Ticker Symbol: SWLRX)	2.68%

Benchmark: Maximum Payout Composite Index	2.18%
Fund Category: Morningstar Conservative Allocation	6.84%

Performance Details	pages 10-11

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc.

The Moderate Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 40% S&P 500 Index and 60% Barclays Capital U.S. Aggregate Bond Index.

The Enhanced Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 25% S&P 500 Index and 75% Barclays Capital U.S. Aggregate Bond Index.

The Maximum Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 10% S&P 500 Index and 90% Barclays Capital U.S. Aggregate Bond Index.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Monthly Income Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past six months, investors have had to endure the continuing effects of a recessionary economy. Volatile equity prices and low yields on government-backed securities have been among the numerous market challenges. In addition, corporate bankruptcies, regulatory changes, and securitized-asset troubles have reshaped fixed income and equity markets causing us to reassess and reexamine where these markets stood before the crisis and where they might take us in the future.

Despite this backdrop of economic uncertainty, the Monthly Income Funds posted positive returns for the reporting period, driven primarily by the performance of the Schwab Premier Income Fund, which returned 5.95%. All funds in the Monthly Income Fund suite outperformed their respective benchmarks. The Moderate Payout Fund returned 3.51%, the Enhanced Payout Fund returned 3.38%, and the Maximum Payout Fund returned 2.68%. For a more detailed examination of fund performance, please see the fund managers’ discussion and analysis in the following pages.

The Monthly Income Funds are intended to meet the income needs of investors by making monthly payments from net investment income rather than investor capital. As intended, each payment made by the funds in the first six months of 2009 was made from net investment income. While reinvestment of monthly payments is an option, the funds are designed with the expectation that these payments will be made in cash.

If you have any questions about the Monthly Income Funds or other Schwab Funds, we are always available at 1-800-435-4000, while additional resources may be found on Schwab.com

Thank you for investing with us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing.

3 Schwab Monthly Income Funds

The Investment Environment

Investment conditions in the U.S. financial marketplace remained difficult to gauge as a climate of economic recession persisted, but showed signs of improving during the latter half of the reporting period. Broad-market equity indexes, such as the S&P 500 Index® and Russell 1000 Index® displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX) – a measure of U.S. stock market price fluctuations – declined from March through the end of the period, settling around 30 after touching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Treasury yields, though still relatively low, inched higher toward the end of the period. From a policy perspective, economic stability and stimulus measures enacted in the U.S. and around the world acted to slow the pace of economic degradation and have encouraged investors to reengage markets in some cases.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and consumer confidence reflected the recessionary environment, but some indicators improved during the period. GDP – the output of goods and services produced by labor and property located in the United States – decreased at an annual rate of 5.7% in the first quarter of 2009 compared with a decline of 6.3% in the fourth quarter of 2008, according to the Bureau of Economic Analysis. The unemployment rate continued to rise, increasing to 9.4% in May, driven by job losses in the manufacturing sector. However, the Consumer Confidence Index improved in both April and May. As of May 26, 2009 the Index stood at 54.9, compared to 26.9 in March.

When looking at the S&P 500 Index, which is usually seen as a bellwether for financial markets, returns were positive on the aggregate indicating that prices were recovering from earlier lows in some sectors. For the six-month period ending June 30, 2009, the S&P 500 Index returned 3.16%; returns were driven by the Information Technology sector, which was up 24.86%. Industrials and Telecomm Service were the weakest sectors, returning -5.93% and -3.96%, respectively. In general, non-dividend paying stocks outperformed dividend paying stocks. From a broad-market standpoint, growth stocks generally outperformed value, with the Russell 1000 Growth Index returning 11.53%, while the Russell 1000 Value Index returned –2.87%. Internationally, the MSCI EAFE Index (Gross) returned 8.42%, while the MSCI Emerging Markets Index (Gross) returned 36.22%.

On the fixed income side, markets continued to be affected by a low interest rate environment and continued high demand for government-backed securities. The Federal Open Market Committee left the Federal Funds Rate at a target of 0% to 0.25% throughout the period. The 3-month London Interbank Offer Rate (LIBOR) declined during the period, and stood at 0.59% on 6/30/09. The Barclays Capital U.S. Aggregate Bond Index returned 1.90%, while the Barclays Capital General Muni Bond Index returned 6.43%. TIPS and GNMA securities were also strong, with the Barclays Capital GNMA Index up 2.44% and the Barclays Capital U.S. TIPS Index up 6.21%. Short-term Treasury securities were also positive, but yields remained low as investors continued to see Treasuries as a safe haven. The Barclays Capital U.S. Treasury Bills: 1-3 Months returned 0.08%.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

3.16%	S&P 500® Index: measures U.S. large-cap stocks

2.64%	Russell 2000® Index: measures U.S. small-cap stocks

8.42%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

1.90%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings my have changed since the report date.

Schwab Monthly Income Funds 4

Fund Management

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the funds. He was appointed portfolio manager in 2008. Prior to joining the firm in 2003, Mr. Kern worked for more than 13 years in the investment management industry, with more than 6 of those years spent in portfolio management.

Schwab Monthly Income Funds 5

Schwab® Monthly Income Fund - Moderate Payout

The Schwab Monthly Income Funds (the funds) are designed to provide monthly income throughout the year while retaining the opportunity for growth to meet future income needs. In accordance with guidelines stated in the funds’ prospectus, the higher the targeted payout rate, the lower the growth potential of a particular fund. The funds invest in a range of Schwab Funds and Laudus Funds—including equity funds, fixed income funds, and money market funds—in accordance with their respective target asset allocation. Because each Monthly Income Fund is a fund-of-funds, its return will reflect a blend of the returns of the underlying funds based on their relative weightings.

The Schwab Monthly Income Fund – Moderate Payout (the fund) returned 3.51% for the period ending 6/30/09, while the benchmark Moderate Payout Composite Index returned 2.81%; the benchmark is composed of a 40% allocation to the S&P 500 Index and a 60% allocation to the Barclays Capital U.S. Aggregate Bond Index. The fund is designed to offer investors a targeted annual payout of 3-4% and an increase in capital over the long term that is expected to be greater than that of the Enhanced Payout Fund and the Maximum Payout Fund*. The fund seeks to maintain a target blend of 40% equity and 60% fixed income and money market securities.

The positive performance of the fund was primarily attributable to a general recovery in equity and bond prices during the six month reporting period. The S&P 500 Index returned 3.16% and the Barclays Capital U.S. Aggregate Bond Index returned 1.90%. When looking at returns in the fund’s top holdings during the period, the Schwab Global Real Estate Fund Select Shares performed well, returning 8.18%. The Schwab Dividend Equity Fund Select Shares returned -2.88%, as dividend paying stocks, especially financials, underperformed non-dividend stocks during the period. On the fixed income side, a general market demand for government backed assets continued to affect investment conditions. However, certain non-government fixed income securities, such as CMOs and ABS, showed signs of price recovery. The Schwab Premier Income Fund Institutional Shares returned 5.95%, while the Schwab Total Bond Market Fund and Schwab Short-Term Bond Market Fund returned 0.72% and 0.08% respectively.

As of 6/30/09:

 Statistics

Number of Holdings	10
Weighted Average Market

Cap ($ x 1,000,000)	$36,538

Price/Earnings Ratio (P/E)	10.8

Price/Book Ratio (P/B)	1.4

Portfolio Turnover Rate[1]	12%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	20.0%

Equity Funds - International	14.9%

Fixed-Income Funds	61.5%

Short-Term Investments	3.6%

Total	100.0%

 Top Holdings % of Net Assets2

Schwab Premier Income Fund,

Institutional Shares	24.7%

Schwab Total Bond Market Fund	19.3%
Schwab Dividend Equity Fund,

Select Shares	14.7%

Schwab Short-Term Bond Market Fund	11.7%
Schwab Global Real Estate

Fund, Select Shares	9.6%

Total	80.0%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, Laudus Mondrian Funds and Laudus Growth Investors Funds, which are part of Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Monthly Income Funds

 Schwab® Monthly Income Fund - Moderate Payout

Performance Summary as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab® Monthly Income Fund - Moderate Payout (3/28/08)	3.51%	-9.90%	-8.89%
Benchmark: Moderate Payout Composite Index[3]	2.81%	-7.43%	-6.96%
Fund Category: Morningstar Conservative Allocation	6.84%	-10.07%	-8.51%

Fund Expense Ratios4: Net 0.70%; Gross 1.43%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Moderate Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 40% S&P 500 Index and 60% Barclays Capital U.S. Aggregate Bond Index.

[4]	As stated in the 4/30/09 prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.70%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/11. Effective July 1, 2009, the contractual fee waiver is extended for so long as CSIM serves as the adviser to the fund. Please refer to Note 4 of the Financial Notes for more information. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.

Schwab Monthly Income Funds 7

Schwab® Monthly Income Fund - Enhanced Payout

The Schwab Monthly Income Funds (the funds) are designed to provide monthly income throughout the year while retaining the opportunity for growth to meet future income needs. In accordance with guidelines stated in the funds’ prospectus, the higher the targeted payout rate, the lower the growth potential of a particular fund. The funds invest in a range of Schwab Funds and Laudus Funds—including equity funds, fixed income funds, and money market funds—in accordance with their respective target asset allocation. Because each Monthly Income Fund is a fund-of-funds, its return will reflect a blend of the returns of the underlying funds based on their relative weightings.

The Schwab Monthly Income Fund – Enhanced Payout (the fund) returned 3.38% for the period ending 6/30/09, while the benchmark Enhanced Payout Composite Index returned 2.53%; the benchmark is composed of a 25% allocation to the S&P 500 Index and a 75% allocation to the Barclays Capital U.S. Aggregate Bond Index. The fund is designed to offer investors a targeted annual payout of 4-5% and an increase in capital over the long term that is expected to be less than that of the Moderate Payout Fund and greater than that of the Maximum Payout Fund*. The fund seeks to maintain a target blend of 25% equity and 75% fixed income and money market securities.

The positive performance of the fund was primarily attributable to a general recovery in equity and bond prices during the six month reporting period. The S&P 500 Index returned 3.16% and the Barclays Capital U.S. Aggregate Bond Index returned 1.90%. When looking at returns in the fund’s top holdings during the period, the Schwab Global Real Estate Fund Select Shares performed well, returning 8.18%. The Schwab Dividend Equity Fund Select Shares returned -2.88%, as dividend paying stocks, especially financials, underperformed non-dividend stocks during the period. On the fixed income side, a general market demand for government backed assets continued to affect investment conditions. However, certain non-government fixed income securities, such as CMOs and ABS, showed signs of price recovery. The Schwab Premier Income Fund Institutional Shares returned 5.95%, while the Schwab Total Bond Market Fund and Schwab Short-Term Bond Market Fund returned 0.72% and 0.08% respectively.

As of 6/30/09:

 Statistics

Number of Holdings	10
Weighted Average Market

Cap ($ x 1,000,000)	$35,392

Price/Earnings Ratio (P/E)	9.3

Price/Book Ratio (P/B)	1.3

Portfolio Turnover Rate[1]	67%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	11.2%

Equity Funds - International	8.7%

Fixed-Income Funds	74.9%

Short-Term Investments	5.2%

Total	100.0%

 Top Holdings % of Net Assets2

Schwab Premier Income Fund,

Institutional Shares	30.9%

Schwab Total Bond Market Fund	25.7%

Schwab Short-Term Bond Market Fund	12.9%
Schwab Dividend Equity Fund,

Select Shares	8.8%
Schwab Global Real Estate

Fund, Select Shares	6.2%

Total	84.5%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, Laudus Mondrian Funds and Laudus Growth Investors Funds, which are part of Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Monthly Income Funds

 Schwab® Monthly Income Fund - Enhanced Payout

Performance Summary as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab® Monthly Income Fund - Enhanced Payout (3/28/08)	3.38%	-5.41%	-5.16%
Benchmark: Enhanced Payout Composite Index[3]	2.53%	-2.45%	-2.76%
Fund Category: Morningstar Conservative Allocation	6.84%	-10.07%	-8.51%

Fund Expense Ratios4: Net 0.62%; Gross 1.18%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Enhanced Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 25% S&P 500 Index and 75% Barclays Capital U.S. Aggregate Bond Index.

[4]	As stated in the 4/30/09 prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.62%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/11. Effective July 1, 2009, the contractual fee waiver is extended for so long as CSIM serves as the adviser to the fund. Please refer to Note 4 of the Financial Notes for more information. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.

Schwab Monthly Income Funds 9

Schwab® Monthly Income Fund - Maximum Payout

The Schwab Monthly Income Funds (the funds) are designed to provide monthly income throughout the year while retaining the opportunity for growth to meet future income needs. In accordance with guidelines stated in the funds’ prospectus, the higher the targeted payout rate, the lower the growth potential of a particular fund. The funds invest in a range of Schwab Funds and Laudus Funds—including equity funds, fixed income funds, and money market funds—in accordance with their respective target asset allocation. Because each Monthly Income Fund is a fund-of-funds, its return will reflect a blend of the returns of the underlying funds based on their relative weightings.

The Schwab Monthly Income Fund – Maximum Payout (the fund) returned 2.68% for the period ending 6/30/09, while the benchmark Maximum Payout Composite Index returned 2.18%; the benchmark is composed of a 10% allocation to the S&P 500 Index and a 90% allocation to the Barclays Capital U.S. Aggregate Bond Index. The fund is designed to offer investors a targeted annual payout of 5-6% and an increase in capital over the long term that is expected to be less than that of the Moderate Payout Fund and the Enhanced Payout Fund*. The fund seeks to maintain a target blend of 10% equity and 90% fixed income and money market securities.

The positive performance of the fund was primarily attributable to a general recovery in equity and bond prices during the six month reporting period. The S&P 500 Index returned 3.16% and the Barclays Capital U.S. Aggregate Bond Index returned 1.90%. On the fixed income side, a general market demand for government backed assets continued to affect investment conditions, while a low-interest rate environment depressed yields on Money Market Funds. In the taxable bond market, certain non-government fixed income securities, such as CMOs and ABS, showed signs of price recovery. When looking at returns in the fund’s top holdings during the period, the Schwab Premier Income Fund Institutional Shares returned 5.95%, while the Schwab Total Bond Market Fund and Schwab Short-Term Bond Market Fund returned 0.72% and 0.08% respectively. The Schwab Value Advantage Money Fund Institutional Shares returned 0.32%. The Laudus Mondrian International Fixed Income Fund Institutional Shares returned 1.81%.

As of 6/30/09:

 Statistics

Number of Holdings	8
Weighted Average Market

Cap ($ x 1,000,000)	$28,530

Price/Earnings Ratio (P/E)	-1.2

Price/Book Ratio (P/B)	0.9

Portfolio Turnover Rate[1]	10%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	2.4%

Equity Funds - International	2.7%

Fixed-Income Funds	88.4%

Short-Term Investments	6.5%

Total	100.0%

 Top Holdings % of Net Assets2

Schwab Premier Income Fund,

Institutional Shares	36.1%

Schwab Total Bond Market Fund	28.2%

Schwab Short-Term Bond Market Fund	15.6%
Laudus Mondrian International
  Fixed Income Fund, Institutional

Shares	6.6%
Schwab Value Advantage Money

Fund, Institutional Shares	6.0%

Total	92.5%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, Laudus Mondrian Funds and Laudus Growth Investors Funds, which are part of Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Monthly Income Funds

 Schwab® Monthly Income Fund - Maximum Payout

Performance Summary as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab® Monthly Income Fund - Maximum Payout (3/28/08)	2.68%	-1.36%	-1.82%
Benchmark: Maximum Payout Composite Index[3]	2.18%	2.62%	1.47%
Fund Category: Morningstar Conservative Allocation	6.84%	-10.07%	-8.51%

Fund Expense Ratios4: Net 0.55%; Gross 0.84%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Maximum Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 10% S&P 500 Index and 90% Barclays Capital U.S. Aggregate Bond Index.

[4]	As stated in the 4/30/09 prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.55%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/11. Effective July 1, 2009, the contractual fee waiver is extended for so long as CSIM serves as the adviser to the fund. Please refer to Note 4 of the Financial Notes for more information. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.

Schwab Monthly Income Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning January 1, 2009 and held through June 30, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/09	at 6/30/09	1/1/09–6/30/09

Schwab Monthly Income Fund - Moderate Payout
Actual Return	0.00%	$1,000	$1,035.10	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab Monthly Income Fund - Enhanced Payout
Actual Return	0.00%	$1,000	$1,033.80	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab Monthly Income Fund - Maximum Payout
Actual Return	0.00%	$1,000	$1,026.80	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; Prior to July 1, 2009, Schwab and CSIM agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of each fund through 4/29/11 to 0.00%. Effective July 1, 2009, Schwab and CSIM have agreed to limit the “net operating expenses” of each fund to 0.00% for so long as CSIM serves as adviser to the funds. The agreement to limit each fund’s net operating expenses is limited to the fund’s direct operating expenses and therefore does not apply to the indirect expenses incurred by the fund through its investments in the underlying funds. Please refer to Note 4 of the Financial Notes for more information.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

12 Schwab Monthly Income Funds

Schwab® Monthly Income Fund - Moderate Payout

Financial Statements

Financial Highlights

	1/1/09–		3/28/08[1]–
	6/30/09*		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	8.32		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.29
Net realized and unrealized gains (losses)	0.11		(1.68)

Total from investment operations	0.28		(1.39)
Less distributions:
Distributions from net investment income	(0.16)		(0.29)

Net asset value at end of period	8.44		8.32

Total return (%)	3.51	[2]	(14.11)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4]	0.00	[4]
Gross operating expenses[3]	1.09	[4]	0.73	[4]
Net investment income (loss)	4.32	[4]	4.08	[4]
Portfolio turnover rate	12	[2]	25	[2]
Net assets, end of period ($ x 1,000,000)	9		7

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

See financial notes 13

 Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings as of June 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.1%	Other Investment Companies	9,820	8,559

99.1%	Total Investments	9,820	8,559
0.9%	Other Assets and Liabilities, Net		75

100.0%	Total Net Assets		8,634

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 99.1% of net assets

Equity Funds 34.6%
Laudus International MarketMasters Fund, Select Shares (a)	35,782	453
Laudus Rosenberg U.S. Large Capitalization Fund, Select Shares (a)	62,307	439
Schwab Dividend Equity Fund, Select Shares (a)	130,481	1,272
Schwab Global Real Estate Fund, Select Shares (a)	174,959	826

		2,990

Fixed-Income Funds 61.0%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	41,190	448
Schwab Premier Income Fund, Institutional Shares (a)	222,593	2,135
Schwab Short-Term Bond Market Fund (a)	114,525	1,012
Schwab Total Bond Market Fund (a)	189,994	1,670

		5,265

Money Funds 3.5%
Schwab Value Advantage Money Fund, Institutional Shares (a)	197,105	197
State Street Institutional Liquid Reserves Fund - Institutional Class	106,576	107

		304

Total Other Investment Companies (Cost $9,820)		8,559

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09 the tax basis cost of the fund’s investments was $9,994 and the unrealized appreciation and depreciation were $0 and ($1,435), respectively, with a net unrealized depreciation of ($1,435).

(a)	Issuer is affiliated with the fund’s adviser.

14 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $9,713)		$8,452
Investments in unaffiliated issuers, at value (cost $107)	+	107

Total investments, at value (cost $9,820)		8,559
Receivables:
Dividends		51
Fund shares sold		28
Due from investment adviser	+	1

Total assets		8,639

Liabilities
Trustees’ fees		1
Accrued expenses	+	4

Total liabilities		5

Net Assets
Total assets		8,639
Total liabilities	−	5

Net assets		$8,634
Net Assets by Source
Capital received from investors		10,244
Net investment income not yet distributed		16
Net realized capital losses		(365)
Net unrealized capital losses		(1,261)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$8,634		1,023		$8.44

See financial notes 15

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$157

Net Realized Gains and Losses
Net realized losses on sales of affiliated underlying funds		(123)

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		241

Expenses
Professional fees		16
Registration fees		7
Portfolio accounting fees		6
Shareholder reports		5
Trustees’ fees		4
Custodian fees		1
Other expenses	+	1

Total expenses		40
Expense reduction by adviser (Note 4)	−	40

Net expenses		−

Increase (Decrease) in Net Assets from Operations
Total investment income		157
Net expenses	−	−

Net investment income		157
Net realized losses		(123)
Net unrealized gains	+	241

Increase in net assets from operations		$275

16 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	3/28/08*-12/31/08
Net investment income		$157	$274
Net realized losses		(123)	(242)
Net unrealized gains (losses)	+	241	(1,502)

Increase (Decrease) in net assets from operations		275	(1,470)

Distributions to Shareholders
Distributions from net investment income		147	268

Transactions in Fund Shares

		1/1/09-6/30/09		3/28/08*-12/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		257	$2,098	1,266	$12,554
Shares reinvested		12	96	20	184
Shares redeemed	+	(101)	(797)	(431)	(3,891)

Net transactions in fund shares		168	$1,397	855	$8,847

Shares Outstanding and Net Assets
		1/1/09-6/30/09		3/28/08*-12/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		855	$7,109	-	$-
Total increase	+	168	1,525	855	7,109

End of period		1,023	$8,634	855	$7,109

Net investment income not yet distributed			$16		$6

*	Commencement of operations.

See financial notes 17

Schwab® Monthly Income Fund - Enhanced Payout

Financial Statements

Financial Highlights

	1/1/09		3/28/08[1]–
	6/30/09*		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	8.75		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.21		0.32
Net realized and unrealized gains (losses)	0.08		(1.26)

Total from investment operations	0.29		(0.94)
Less distributions:
Distributions from net investment income	(0.19)		(0.31)

Net asset value at end of period	8.85		8.75

Total return (%)	3.38	[2]	(9.53)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4]	0.00	[4]
Gross operating expenses[3]	0.62	[4]	0.56	[4]
Net investment income (loss)	6.15	[4]	4.34	[4]
Portfolio turnover rate	67	[2,5]	39	[2]
Net assets, end of period ($ x 1,000,000)	62		10

* Unaudited

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Portfolio turnover excludes the impact of assets resulting from a merger with another fund. (See Financial Note 9)

18 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings as of June 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.7%	Other Investment Companies	66,002	62,289

99.7%	Total Investments	66,002	62,289
0.3%	Other Assets and Liabilities, Net		200

100.0%	Total Net Assets		62,489

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 99.7% of net assets

Equity Funds 19.8%
Laudus International MarketMasters Fund, Select Shares (a)	124,498	1,575
Laudus Rosenberg U.S. Large Capitalization Fund, Select Shares (a)	206,135	1,453
Schwab Dividend Equity Fund, Select Shares (a)	563,329	5,492
Schwab Global Real Estate Fund, Select Shares (a)	815,812	3,851

		12,371

Fixed-Income Funds 74.7%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	300,771	3,275
Schwab Premier Income Fund, Institutional Shares (a)	2,010,663	19,282
Schwab Short-Term Bond Market Fund (a)	908,672	8,033
Schwab Total Bond Market Fund (a)	1,829,539	16,082

		46,672

Money Funds 5.2%
Schwab Value Advantage Money Fund, Institutional Shares (a)	2,118,156	2,118
State Street Institutional Liquid Reserves Fund - Institutional Class	1,127,738	1,128

		3,246

Total Other Investment Companies (Cost $66,002)		62,289

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/2009 the tax basis cost of the fund’s investments was $66,243 and the unrealized appreciation and depreciation were $0, and ($3,954), respectively, with a net unrealized depreciation of ($3,954).

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 19

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $64,874)		$61,161
Investments in unaffiliated issuers, at value (cost $1,128)	+	1,128

Total investments, at value (cost $66,002)		62,289
Receivables:
Dividends		352
Fund shares sold		10
Due from investment adviser	+	1

Total assets		62,652

Liabilities
Payables:
Fund shares redeemed		157
Trustees’ fees		2
Accrued expenses	+	4

Total liabilities		163

Net Assets
Total assets		62,652
Total liabilities	−	163

Net assets		$62,489
Net Assets by Source
Capital received from investors		67,955
Net investment income not yet distributed		215
Net realized capital losses		(1,968)
Net unrealized capital losses		(3,713)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$62,489		7,064		$8.85

20 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$419

Net Realized Gains and Losses
Net realized losses on sales of affiliated underlying funds		(1,737)

Net Unrealized Gains and Losses
Net unrealized gains on investments		2,104

Expenses
Professional fees		16
Registration fees		7
Shareholder reports		7
Portfolio accounting fees		6
Trustees’ fees		4
Custodian fees		1
Other expenses	+	1

Total expenses		42
Expense reduction by adviser (Note 4)	−	42

Net expenses		−

Increase (Decrease) in Net Assets from Operations
Total investment income		419
Net expenses	−	−

Net investment income		419
Net realized losses		(1,737)
Net unrealized gains	+	2,104

Increase in net assets from operations		$786

See financial notes 21

 Schwab Monthly Income Fund - Enhanced Payout

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	3/28/08*-12/31/08
Net investment income		$419	$408
Net realized losses		(1,737)	(231)
Net unrealized gains (losses)	+	2,104	(1,480)

Increase (Decrease) in net assets from operations		786	(1,303)

Distributions to Shareholders
Distributions from net investment income		212	400

Transactions in Fund Shares[1]

		1/1/09-6/30/09		3/28/08*-12/31/08
		SHARES	VALUE	SHARES	VALUE
Shares Sold		268	$2,319	1,888	$18,795
Issued in connection with merger		5,932	51,970	-	-
Shares Reinvested		13	111	23	216
Shares Redeemed	+	(284)	(2,424)	(776)	(7,369)

Net transactions in fund shares		5,929	$51,976	1,135	$11,642

Shares Outstanding and Net Assets
		1/1/09-6/30/09		3/28/08*-12/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,135	$9,939	-	$-
Total increase	+	5,929	52,550	1,135	9,939

End of period		7,064	$62,489	1,135	$9,939

Net investment income not yet distributed			$215		$8

*	Commencement of operations.

[1]	Effective June 16, 2009, all of the assets and liabilities of the Schwab Retirement Income Fund were transferred to the Schwab Monthly Income Fund - Enhanced Payout. (See Financial Note 9)

22 See financial notes

Schwab® Monthly Income Fund - Maximum Payout

Financial Statements

Financial Highlights

	1/1/09–		3/28/08[1]–
	6/30/09*		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.19		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.23		0.34
Net realized and unrealized gains (losses)	0.01		(0.82)

Total from investment operations	0.24		(0.48)
Less distributions:
Distributions from net investment income	(0.21)		(0.33)

Net asset value at end of period	9.22		9.19

Total return (%)	2.68	[2]	(4.84)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4]	0.00	[4]
Gross operating expenses[3]	0.38	[4]	0.29	[4]
Net investment income (loss)	5.07	[4]	4.68	[4]
Portfolio turnover rate	10	[2]	24	[2]
Net assets, end of period ($ x 1,000,000)	32		29

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

See financial notes 23

 Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings as of June 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.9%	Other Investment Companies	33,832	31,779

97.9%	Total Investments	33,832	31,779
2.1%	Other Assets and Liabilities, Net		687

100.0%	Total Net Assets		32,466

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 97.9% of net assets

Equity Funds 5.0%
Schwab Dividend Equity Fund, Select Shares (a)	78,886	769
Schwab Global Real Estate Fund, Select Shares (a)	180,745	853

		1,622

Fixed-Income Funds 86.5%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	196,864	2,144
Schwab Premier Income Fund, Institutional Shares (a)	1,221,575	11,715
Schwab Short-Term Bond Market Fund (a)	572,369	5,060
Schwab Total Bond Market Fund (a)	1,042,875	9,167

		28,086

Money Funds 6.4%
Schwab Value Advantage Money Fund, Institutional Shares (a)	1,944,813	1,945
State Street Institutional Liquid Reserves Fund - Institutional Class	126,081	126

		2,071

Total Other Investment Companies (Cost $33,832)		31,779

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09 the tax basis cost of the fund’s investments was $34,097 and the unrealized appreciation and depreciation were $0 and ($2,318), respectively, with a net unrealized depreciation of ($2,318).

(a)	Issuer is affiliated with the fund’s adviser.

24 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $33,706)		$31,653
Investments in unaffiliated issuers, at value (cost $126)	+	126

Total investments, at value (cost $33,832)		31,779
Receivables:
Fund shares sold		601
Dividends		189
Due from investment adviser	+	1

Total assets		32,570

Liabilities
Payables:
Investments bought		100
Trustees’ fees		1
Accrued expenses	+	3

Total liabilities		104

Net Assets
Total assets		32,570
Total liabilities	−	104

Net assets		$32,466
Net Assets by Source
Capital received from investors		35,216
Net investment income not yet distributed		77
Net realized capital losses		(774)
Net unrealized capital losses		(2,053)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$32,466		3,521		$9.22

See financial notes 25

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$736
Interest	+	1

Total Investment Income		737

Net Realized Gains and Losses
Net realized losses on sales of affiliated underlying funds		(250)

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		297

Expenses
Professional fees		17
Shareholder reports		13
Registration fees		13
Portfolio accounting fees		6
Trustees’ fees		4
Custodian fees		1
Other expenses	+	1

Total expenses		55
Expense reduction by adviser (Note 4)	−	55

Net expenses		−

Increase (Decrease) in Net Assets from Operations
Total investment income		737
Net expenses	−	−

Net investment income		737
Net realized losses		(250)
Net unrealized gains	+	297

Increase in net assets from operations		$784

26 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	3/28/08*-12/31/08
Net investment income		$737	$1,131
Net realized losses		(250)	(524)
Net unrealized gains (losses)	+	297	(2,350)

Increase (Decrease) in net assets from operations		784	(1,743)

Distributions to Shareholders
Distributions from net investment income		679	1,112

Transactions in Fund Shares

		1/1/09-6/30/09		3/28/08*-12/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		935	$8,479	4,991	$49,529
Shares reinvested		32	289	57	549
Shares redeemed	+	(629)	(5,648)	(1,865)	(17,982)

Net transactions in fund shares		338	$3,120	3,183	$32,096

Shares Outstanding and Net Assets
		1/1/09-6/30/09		3/28/08*-12/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,183	$29,241	-	$-
Total increase	+	338	3,225	3,183	29,241

End of period		3,521	$32,466	3,183	$29,241

Net investment income not yet distributed			$77		$19

*	Commencement of operations.

See financial notes 27

 Schwab Monthly Income Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Monthly Income Fund-Moderate Payout
Schwab Monthly Income Fund-Enhanced Payout
Schwab Monthly Income Fund-Maximum Payout
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company
Index Fund
Schwab Fundamental US Small-Mid Company
Index Fund
Schwab Fundamental International Large
Company Index Fund
Schwab Fundamental International Small-Mid
Company Index Fund
Schwab Fundamental Emerging Markets
Index Fund

The Schwab Monthly Income Funds are “fund of funds”. Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab Funds and Laudus Funds (underlying funds) in accordance with its target portfolio allocation. In addition, the funds may purchase individual securities to achieve their investment objectives. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

The funds offer one share class. Shares are bought and sold at net asset value, or closing NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds use in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

(a) Security Valuation:

The funds value the investments in underlying funds every business day. The funds use the following policies to value these investments:

•	Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds declare and pay distributions from net investment income to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(i) Accounting Pronouncements:

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In addition, effective June 30, 2009, the funds adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Various inputs are used in determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investment whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of the Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2009:

Schwab Monthly Income Fund – Moderate Payout

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Investment Companies
Equity Funds	$2,990	$—	$—	$2,990
Fixed-Income Funds	5,265	—	—	5,265
Money Funds	304	—	—	304

Total Investment Companies	8,559	—	—	8,559

Total	$8,559	$—	$—	$8,559

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Schwab Monthly Income Fund – Enhanced Payout

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Investment Companies
Equity Funds	$12,371	$—	$—	$12,371
Fixed-Income Funds	46,672	—	—	46,672
Money Funds	3,246	—	—	3,246

Total Investment Companies	62,289	—	—	62,289

Total	$62,289	$—	$—	$62,289

Schwab Monthly Income Fund – Maximum Payout

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Investment Companies
Equity Funds	$1,622	$—	$—	$1,622
Fixed-Income Funds	28,086	—	—	28,086
Money Funds	2,071	—	—	2,071

Total Investment Companies	31,779	—	—	31,779

Total	$31,779	$—	$—	$31,779

*	The funds had no Other Financial Instruments

3. Risk Factors:

Investing in the funds and the underlying funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the funds will fluctuate, which means that you could lose money on your investment.

Structural Risk. The funds’ monthly income payments will be made from fund assets and will reduce the amount of assets available for investment by a fund. Even if a fund’s capital grows over time, such growth may be insufficient to enable the fund to maintain the amount of its targeted annual payout and targeted monthly income payments. A fund’s investment losses may reduce the amount of future cash income payments you will receive from the fund. The dollar amount of a fund’s monthly income payments could vary substantially from one year to the next and over time depending on several factors, including the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund’s investment strategies, and the amount and timing of prior distributions by the fund. It is also possible for your income payments to go down substantially from one year to the next and over time depending on the timing of your investments in the fund. Any redemptions you make will proportionately reduce the amount of future cash income payments you will receive from a fund. There is no guarantee that a fund will make monthly income payments to its shareholders or, if made, that a fund’s monthly income payments to shareholders will remain at a fixed amount.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Direct Investment Risk. Each fund may invest a portion of its assets directly in equity and fixed income securities, cash equivalents, including money market securities, futures and securities of nonproprietary mutual funds. A fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and during the reporting period was the trust’s transfer agent and shareholder services agent. Effective July 1, 2009, the trust has appointed Boston Financial Data Services, Inc. (“BFDS”) as transfer agent of the funds. Prior to July 1, 2009, BFDS served as the funds’ sub-transfer agent.

The underlying funds pay fees to the investment adviser for advisory and administrative services and to Schwab for transfer agent and shareholder services. The funds are not charged such fees directly. These fees are included in the net asset value of the underlying funds. Prior to July 1, 2009 CSIM and Schwab agreed to limit the “net operating expenses”, (excluding interest, taxes and certain non-routine expenses) of each of the funds to 0.00% through April 29, 2011. Effective July 1, 2009, Schwab and CSIM have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of each of the funds to 0.00% for so long as CSIM serves as the adviser to such fund. This agreement may only be amended or terminated with the approval of the funds’ Board of Trustees.

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of June 30, 2009, the percentages of shares of other related funds owned by each Monthly Income Fund are:

	Monthly Income Fund		Monthly Income Fund	Monthly Income Fund
	Moderate Payout		Enhanced Payout	Maximum Payout

Schwab Active Equity Funds:
Dividend Equity Fund	0.1%		0.5%	0.1%
Laudus MarketMasters Funds:
International MarketMasters Fund	0.0%	*	0.1%	—
Laudus Rosenberg Funds:
U.S. Large Capitalization Fund	0.4%		1.5%	—
Laudus Mondrian Funds:
Mondrian International Fixed Income Fund	0.3%		2.5%	1.7%
Schwab Bond Funds:
Short-Term Bond Market Fund	0.4%		3.1%	1.9%
Premier Income Fund	0.9%		8.5%	5.2%
Total Bond Market Fund	0.2%		1.7%	1.0%
Schwab Global Real Estate Fund:
Global Real Estate Fund	0.7%		3.4%	0.8%
Schwab Money Funds:
Value Advantage Money Fund	0.0%	*	0.0% *	0.0% *

*	Less than 0.1%

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Below is a summary of the affiliated transactions for each underlying fund during the period ended June 30, 2009:

Monthly Income Fund — Moderate Payout:

	Balance			Balance	Market	Realized	Distribution
	of Shares			of Shares	Value	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	at	1/01/2009	1/01/2009
Underlying Fund	12/31/2008	Additions	Sales	6/30/2009	6/30/2009	to 6/30/2009	to 6/30/2009

Laudus International MarketMasters Fund, Select Shares	33,262	5,534	3,014	35,782	$453	($24)	$—
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares	62,982	1,672	64,654	—	—	(12)	4
Laudus Rosenberg U.S. Large Capitalization, Select Shares	—	62,307	—	62,307	439
Schwab Dividend Equity Fund, Select Shares	108,248	30,410	8,177	130,481	1,272	(32)	15
Schwab Global Real Estate Fund, Select Shares	148,865	29,770	3,676	174,959	826	(14)	14
Laudus Mondrian International Fixed Income Fund, Institutional Shares	35,180	7,976	1,967	41,189	448	(2)	7
Schwab Premier Income Fund, Institutional Shares	186,906	56,656	20,969	222,593	2,135	(17)	74
Schwab Short-Term Bond Market Fund	93,940	34,119	13,534	114,525	1,012	(10)	13
Schwab Total Bond Market Fund	154,353	54,451	18,810	189,994	1,670	(12)	29
Schwab Value Advantage Money Fund, Institutional Shares	226,778	210,327	240,000	197,105	197	—	1

Total					$8,452	($123)	$157

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Monthly Income Fund — Enhanced Payout:

	Balance			Balance	Market	Realized	Distribution
	of Shares			of Shares	Value	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	at	1/01/2009	1/01/2009
Underlying Fund	12/31/2008	Additions	Sales	6/30/2009	6/30/2009	to 6/30/2009	to 6/30/2009

Laudus International MarketMasters Fund, Select Shares	19,839	253,515	148,856	124,498	$1,575	($1,060)	$—
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares	39,138	—	39,138	—	—	—	3
Laudus Rosenberg U.S. Large Capitalization Fund, Select Shares	—	206,135	—	206,135	1,453	—	—
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares	—	612,765	612,765	—	—	(414)	—
Schwab Dividend Equity Fund, Select Shares	89,935	477,598	4,204	563,329	5,492	(17)	37
Schwab Global Real Estate Fund, Select Shares	136,554	686,469	7,211	815,812	3,851	(28)	51
Laudus Mondrian International Fixed Income Fund, Institutional Shares	49,238	255,436	3,903	300,771	3,275	(4)	48
Schwab Premier Income Fund, Institutional Shares	326,646	1,714,342	30,325	2,010,663	19,282	(28)	181
Schwab Short-Term Bond Market Fund	144,037	779,437	14,802	908,672	8,033	(12)	26
Schwab Total Bond Market Fund	286,562	1,569,467	26,490	1,829,539	16,082	(20)	71
Schwab Inflation Protected Fund, Select Shares	—	251,139	251,139	—	—	(154)	—
Schwab Value Advantage Money Fund, Institutional Shares	537,698	4,755,458	3,175,000	2,118,156	2,118	—	2

Total					$61,161	($1,737)	$419

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Monthly Income Fund — Maximum Payout:

	Balance			Balance	Market	Realized	Distribution
	of Shares			of Shares	Value	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	at	1/1/2009	1/1/2009
Underlying Fund	12/31/2008	Additions	Sales	6/30/2009	6/30/2009	to 6/30/2009	to 6/30/2009

Schwab Dividend Equity Fund, Select Shares	72,419	6,467	—	78,886	$769	$—	$9
Schwab Global Real Estate Fund, Select Shares	168,176	23,598	11,029	180,745	853	(43)	14
Laudus Mondrian International Fixed Income Fund, Institutional Shares	185,300	26,293	14,729	196,864	2,144	(11)	36
Schwab Premier Income Fund, Institutional Shares	1,124,038	220,065	122,528	1,221,575	11,715	(107)	428
Schwab Short-Term Bond Market Fund	513,958	105,526	47,115	572,369	5,060	(34)	71
Schwab Total Bond Market Fund	929,377	199,582	86,084	1,042,875	9,167	(55)	171
Schwab Value Advantage Money Fund, Institutional Shares	2,096,713	338,100	490,000	1,944,813	1,945	—	7

Total					$31,653	($250)	$736

*	Distributions received include distributions from net investment income and from capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but the trust did pay non-interested persons (independent trustees), as noted in the funds’ Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

The funds had no borrowings from the line of credit during the period. However, certain funds utilized their overdraft facility and incurred interest expenses, which is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

7. Purchases and Sales of Investment Securities:
       (All dollar amounts are x 1,000)

For the period ended June 30, 2009, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Monthly Income Fund – Moderate Payout	$2,132	$895
Monthly Income Fund – Enhanced Payout	11,359	12,412
Monthly Income Fund – Maximum Payout	5,520	2,990

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Monthly Income Fund	Monthly Income Fund	Monthly Income Fund
Expiration	Moderate Payout	Enhanced Payout	Maximum Payout

2016	$81	$83	$285

For tax purposes, realized net capital losses occurring after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2008, the funds had aggregate deferred realized net capital losses as follows:

	Monthly Income Fund	Monthly Income Fund	Monthly Income Fund
	Moderate Payout	Enhanced Payout	Maximum Payout

Deferred capital losses	$57	$67	$146

As of December 31, 2008, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2008, the funds did not incur any interest or penalties.

9. Reorganization:
       (All dollar amounts are x 1,000)

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Schwab Retirement Income Fund were transferred to the Schwab Monthly Income Fund-Enhanced Payout. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on June 16, 2009. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation/ depreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
	Schwab Monthly	Schwab	Schwab Monthly
	Income Fund –	Retirement	Income Fund –
	Enhanced Payout	Income Fund	Enhanced Payout

Shares	1,177	6,061	7,109
Net Assets	$10,313	$51,970	$62,284
Net Asset Value	$8.76	$8.57	$8.76
Net unrealized appreciation/(depreciation)	($1,370)	($4,337)	($5,707)

10. Subsequent Events:

In accordance with the provision set forth in FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the funds’ financial statements through June 30, 2009. Management has determined that there are no material events that would require disclosure in the funds’ financial statements through August 14, 2009.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and Charles Schwab Investment Management Inc., (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Monthly Income Fund - Moderate Payout, Schwab Monthly Income Fund - Enhanced Payout and Schwab Monthly Income Fund - Maximum Payout, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on April 27, 2009, and May 15, 2009, and approved the renewal of the Agreement for an additional one year term at the meeting held on May 15, 2009. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”) with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons have been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees considered a commitment by CSIM to (i) extend the voluntary cap for so long as CSIM serves as the adviser to the funds and (ii) reduce the management fees and specified caps on certain of the underlying funds invested in by the funds. The Trustees also considered that CSIM is not charging any management fees at the fund level; it being understood that there is a management fee at the underlying fund level. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements with respect to the funds were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2009, the Fund Complex included 82 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	82	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	82	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group, until December 2007.	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	68	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., and Laudus Trust and Laudus Institutional Trust. Since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR43716-01

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Code of ethics — not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust — Monthly Income Funds

By:	/s/ Randall W. Merk
Randall W. Merk
President and Chief Executive Officer

Date:	07/30/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
President and Chief Executive Officer

Date:	07/30/2009

By:	/s/ George Pereira
George Pereira
Treasurer and Principal Financial Officer

Date:	08/12/2009